Parasnand Madho
Director
Corporate Actions & Market Watch

NYSE EURONEXT

Received SEC

FEB 0 1 2013

Washington, DC 20549

CERTNYS
001-02313

February 1, 2013

13000310

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, SOUTHERN CALIFORNIA EDISON COMPANY (Guarantor), SCE TRUST II (Issuer) 5.10% Trust Preference Securities and the Guarantee with respect thereto and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on January 31, 2013. Tentative listing date – February 4, 2013.

Sincerely,

pmadho@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
T +1 (212) 656-5404
www.nyx.com